Discontinued Operations (Components Of Assets Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Supplies, prepaid expenses and other assets	$ 569	$ 1,082
Property, plant and equipment, net, and other	13,992	6,688
Goodwill		3,614
Total assets of discontinued operations	$ 14,561	$ 11,384